Impairment testing of goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Impairment testing of goodwill and intangible assets
Summary of movements in goodwill and intangible assets with indefinite life

	Goodwill			Indefinite life
	Payment services	Rocketbank	Flocktory	license	Total
As of December 31, 2018	6,285	93	—	183	6,561
Addition	51	—	726	—	777
Impairment	—	(93)	—	—	(93)
As of December 31, 2019	6,336	—	726	183	7,245
Addition	22	—	—	—	22
As of December 31, 2020	6,358	—	726	183	7,267